Stock Based Compensation - Equity Incentive Plans (Details) - Equity Incentive Plan 2017 [Member] - shares	1 Months Ended	9 Months Ended
	May 31, 2017	Sep. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	26,572,800	42,303,790
Exercise price of option as a percentage of fair market value of underlying common stock at the time of grant	100.00%	100.00%
Vesting percentage	25.00%	25.00%
Vesting period	36 months	36 months